Derivative Liability (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Liability
Beginning Balance - December 31, 2024	$ 1,055,233	$ 0
Addition of new derivatives recognized as debt discounts	1,027,000	645,457
Addition of new derivatives recognized as loss on derivatives		409,776
Ending Balance - December 31, 2024	0	$ 1,055,233
Settled on issuance of common stock	(2,481,000)
Reclassification to additional paid in capital	(1,604,000)
Loss on change in fair value of the derivative	$ 2,002,767